Subsequent Events	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

On February 4, 2021, the “Company and SRAX completed the Share Exchange as described in the Exchange Agreement entered into by and between the Company, SRAX, and Paul Feldman (the Company’s CEO and sole director) on September 30, 2020. The Exchange Agreement and proposed Share Exchange was disclosed in our Current Report on Form 8-K that was filed with the Commission on October 5, 2020.

Pursuant to the Share Exchange, we acquired all of the outstanding capital stock of BIG Token, a wholly owned subsidiary of SRAX. As a result, (i) we became a company majority owned by SRAX, (ii) BIG Token became our wholly owned subsidiary and (iii) the Company adopted BIG Token’s business plan. In connection with the Share Exchange, we entered into the following agreements:

Amendment to Share Exchange Agreement

The Company entered into an Amendment to the Exchange Agreement on January 27, 2021. The Exchange Amendment amended the amount of securities each party thereto would receive in the Share Exchange and included anti-dilution protection for SRAX should the Company sell equity securities at a pre-money valuation of less than $10,000,000 resulting in SRAX owning less than 70% of the voting power of the Company.

Transition Services Agreement

On January 27, 2021 BIG Token and the Company entered into the TSA with SRAX. Pursuant to the TSA, SRAX agreed to provide us with certain operational and administrative services as needed.

Master Separation Agreement

On January 27, 2021, BIG Token and the Company entered into the MSAMSA with SRAX. The MSA describes our separation from SRAX.